Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 8,921	$ 10,145
Accounts receivable, net (including unbilled receivable of $5,622 and $3,520)	19,750	15,633
Government subsidies receivable	288	1,485
Prepaid expenses and other current assets	1,984	1,700
Inventories		44
Total current assets	30,943	29,007
Non-current assets
Property and equipment, net	9,362	9,686
Right of use assets	1,824	2,114
Goodwill	402	391
Intangible assets, net		2
Total assets	42,531	41,200
Current liabilities
Accounts payable and accrued expenses	10,803	10,330
Notes payable-current portion	10,145	8,481
Lease liabilities-current portion	1,429	1,595
Income tax liabilities	404	461
Total current liabilities	22,781	20,867
Non-current liabilities
Notes payable-long term (including convertible note payable of $2,000 and nil)	6,155	4,331
Lease liabilities-long term	822	1,068
Deferred tax liability	237	255
Total liabilities	29,995	26,521
Commitments and contingencies
Shareholders’ Equity
Common Stock, 38,417,987 and 38,417,987 shares issued and outstanding as of March 31, 2026 and 2025, respectively,	23,961	23,961
Additional paid-in capital	924	924
Accumulated other comprehensive income	1,787	995
Accumulated deficit	(13,428)	(10,991)
Total Primech Holdings Limited shareholders’ equity	13,274	14,889
Non-controlling interests	(738)	(210)
Total shareholders’ equity	12,536	14,679
Total liabilities and shareholders’ equity	42,531	41,200
Class B Preference Shares
Shareholders’ Equity
Class B Preference Shares 3,000,000 and nil shares issued and outstanding as of March 31, 2026 and 2025, respectively,	$ 30